Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Manager Directed Portfolios
Entity Central Index Key	0001359057
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Vert Global Sustainable Real Estate ETF
Shareholder Report [Line Items]
Fund Name	Vert Global Sustainable Real Estate ETF
Class Name	Vert Global Sustainable Real Estate ETF
Trading Symbol	VGSR
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vert Global Sustainable Real Estate ETF for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://vertfunds.com/fund-information/. You can also request this information by contacting us at 1-844-740-VERT or by sending an email request to info@vertasset.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-740-VERT or by sending an email request to info@vertasset.com.
Additional Information Website	https://vertfunds.com/fund-information/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vert Global Sustainable Real Estate ETF	$50	0.47%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the trailing 12 months, the Fund has enjoyed positive returns and outperformed its strategy benchmark. Outperformance of this magnitude is not unexpected given the normal variation between the Fund and benchmark. Shareholders can often benefit from their discipline when they remain invested for the long term.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/31/2017)
Vert Global Sustainable Real Estate ETF NAV	11.41	1.42	2.33
Vert Global Sustainable Real Estate ETF Market	11.56	1.44	2.35
MSCI ACWI Net Total Return Index (USD)	19.38	10.76	9.38
S&P Global REIT (US Dollar) Net Total Return	5.10	0.65	2.37

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://vertfunds.com/fund-information/ for more recent performance information.
Net Assets	$ 367,086,498
Holdings Count | $ / shares	154
Advisory Fees Paid, Amount	$ 1,020,774
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$367,086,498
Number of Holdings	154
Net Advisory Fee Paid	$1,020,774
Portfolio Turnover Rate	11%
30-Day SEC Yield	3.59%
30-Day SEC Yield Unsubsidized	3.49%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
Digital Realty Trust, Inc.	5.1%
Welltower, Inc.	5.1%
Simon Property Group, Inc.	5.0%
Prologis, Inc.	5.0%
American Tower Corp.	4.9%
Equinix, Inc.	4.7%
Goodman Group	4.4%
Extra Space Storage, Inc.	3.6%
AvalonBay Communities, Inc.	3.2%
Iron Mountain, Inc.	2.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund that occurred on December 4, 2023. For more complete information, you may review the Fund’s prospectus, which is available at http://www.vertfunds.com/fund-information/#documents or upon request by calling (844) 740-VERT or by sending an e-mail request to info@vertasset.com.
On December 4, 2023, the Vert Global Sustainable Real Estate Fund (the “Predecessor Fund”), was reorganized within Manager Directed Portfolios as the Vert Global Sustainable Real Estate ETF, resulting in a change to the Fund’s name. In connection with the Predecessor Fund’s conversion to an exchange-traded fund (“ETF”), the Fund has a lower net expense ratio and is subject to ETF-related risks. There were no other material changes as a result of the conversion.

Updated Prospectus Phone Number	(844) 740-VERT
Updated Prospectus Email Address	info@vertasset.com.
Updated Prospectus Web Address	http://www.vertfunds.com/fund-information/#documentshttps://vertfunds.com/fund-information/.